Post-employee benefit plans (Tables)	6 Months Ended
Jun. 30, 2021
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2021	2020	2021	2020
DB pension	(56)	(55)	(111)	(109)
DC pension	(26)	(26)	(62)	(62)
OPEBs	—	—	(1)	(1)
Less:
Capitalized benefit plans cost	19	17	37	33
Total post-employment benefit plans service cost	(63)	(64)	(137)	(139)

Components of post-employment benefit plans financing cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2021	2020	2021	2020
DB pension	2	(2)	5	(5)
OPEBs	(7)	(9)	(15)	(18)
Total interest on post-employment benefit obligations	(5)	(11)	(10)	(23)

Disclosure of funded status of post-employment benefit plans
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE PERIOD ENDED	JUNE 30, 2021	DECEMBER 31, 2020	JUNE 30, 2021	DECEMBER 31, 2020	JUNE 30, 2021	DECEMBER 31, 2020	JUNE 30, 2021	DECEMBER 31, 2020
Present value of post- employment benefit obligations	(23,838)	(26,421)	(1,828)	(2,011)	(289)	(317)	(25,955)	(28,749)
Fair value of plan assets	27,071	27,727	400	402	—	—	27,471	28,129
Plan surplus (deficit)	3,233	1,306	(1,428)	(1,609)	(289)	(317)	1,516	(620)
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with the Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.